Equity	12 Months Ended
Jun. 30, 2023
Equity [Abstract]
EQUITY

NOTE 19 - EQUITY

Ordinary Shares

At the reorganization event described in Note 1, the Company issued 50,000 ordinary shares with par value of $1 to exchange for the ownership in E-Home Pingtan from the former shareholders to WFOE.

Prior to the reorganization, the Company had $3,620,757 and $3,885,586 in contributed ownership as of June 30, 2019 and 2018, respectively.

The reorganization has been accounted for at historical cost and prepared on the basis as if the reorganization had become effective as of the beginning of the first period presented in the accompanying financial statements of the Company. On May 23, 2019, the Company split its 50,000 ordinary shares into 500,000,000 ordinary shares. The authorized ordinary shares became 500,000,000 shares and the par value changed from US$1 to US$0.0001. As part of its reorganization and on May 23, 2019, the Company surrendered 472,000,000 ordinary shares. As a result, the Company has 28,000,000 ordinary shares issued and outstanding (140,000 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023).

On May 18, 2021, the Company completed the closing of its initial public offering of 5,575,556 ordinary shares at a public offering price of $4.50 per ordinary share (27,878 shares of $900 per share retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023). The total gross proceed from the initial public offering was approximately $25.1 million before underwriting commissions and offering expenses. The total net proceed from the initial public offering was $21,661,293 (ordinary shares of $558 and additional paid-in capital of $21,660,735) after deducting the financing expenses directly related to the initial public offering.

On October 18, 2021, E-Home WFOE entered into an equity transfer agreement with each of E-Home Pingtan and Fuzhou Bangchang and their respective shareholders, pursuant to which E-Home WFOE exercised the options to acquire all of the equity interests in each of E-Home Pingtan and Fuzhou Bangchang from their respective shareholders. Upon the registration of the equity transfers with the local governmental authorities as of October 27, 2021, the equity transfers were closed, the company’s VIE structure was dissolved and each of E-Home Pingtan and Fuzhou Bangchang became a wholly owned indirect subsidiary of the Company.

On June 21, 2021, the Company granted 6,000 ordinary (3 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023) to three of its independent directors (200 shares for each director, 10 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023) as their compensations at a fair value of $213,840 (ordinary shares of $1 and additional paid-in capital of $213,839).

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 60% equity interests in Youyou in consideration of in consideration for the sum of (i) RMB4 million (approximately $0.60 million) in cash and (ii) 2,702,826 ordinary shares of the Company (1,351 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023). On February 3, 2022, the Company issued 2,702,826 ordinary shares to the former controlling shareholders of Youyou at a fair value of $2,000,091 (par value of $270 and additional paid-in capital of $1,999,821).

On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 40% equity interests in Lianbao in consideration of in consideration for 5,823,363 ordinary shares of the Company (2,912 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023). On March 2, 2022, the Company issued 5,823,363 ordinary shares to the former controlling shareholders of Lianbao.

On March 18, 2022, the Company granted 400,000 ordinary shares (200 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023) to its consultants as their compensations at a fair value of $308,000 (par value of $40 and additional paid-in capital of $307,960). On June 22, 2022, the Company granted 1,000,000 ordinary shares (500 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023) to its directors as their compensations at a fair value of $322,500 (par value of $100 and additional paid-in capital of $322,400).

On June 14, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into an equity transfer agreement with Zhongrun, a limited liability company established in China and Ms. Ling Chen, the sole shareholder of Zhongrun, pursuant to which Ms. Chen agreed to transfer 55% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.45 million) in cash and (ii) 28,041,992 ordinary shares of the Company. On July 8, 2022, the Company issued 28,041,992 ordinary shares (14,021 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023) according to the equity transfer agreement at a fair value of $8,496,724 (par value of $2,804 and additional paid-in capital of $8,493,919).

On July 30, 2022, the Company’s board of directors approved to acquire 100% of the equity interests of Chuangying and its subsidiaries from Lin Jianying, in consideration for an aggregate of 14,438,584 ordinary shares (7,219 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023) of the Company valued at RMB389.2 million (approximately $5.59 million) with a per share issuance price equal to 130% of the average of the Nasdaq closing price for the consecutive twenty trading days preceding July 26, 2022, or $0.39. Beijing Ningbanghonghe Assets Valuation Firm, a third-party appraiser based in Beijing, China, rendered a valuation report, in which the value of total shareholder equity in Chuangying was determined to be approximately RMB39.2 million.

On August 15, 2022, the Company’s board of directors approved the financing by the Company in the amount of $3,600,000 through the issuance and sale to Multi Rise Holdings Limited, a British Virgin Islands company, of 16,363,636 ordinary shares (8,182 shares retrospectively adjusted for effect of reverse stock split on,) of the Company, par value $0.0001 per share, at a per share purchase price of $0.22, pursuant to a securities purchase agreement.

On September 19, 2022, the Company’s board of directors approved for issuance and sale of the Company’s ordinary shares up to an aggregate offering price of US$12,300,000 that the Company may sell to White Lion Capital LLC from time to time at the Company’s sole discretion over the commitment period, plus an aggregate of 1,329,729 of Ordinary Shares issuable to the Investor as commitment fee pursuant to the Purchase Agreement. On September 14, 2022, the Company issued 10,343,064 ordinary shares (5,172 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 13, 2023 and September 25, 2023) to White Lion Capital LLC for the aggregated consideration of $783,303.

Reverse stock split

On September 8, 2022, the Company’s board of directors approved to effect a one-for-twenty reverse stock split of its ordinary shares with the market effective on September 23, 2022, such that the number of the Company’s authorized preferred and ordinary shares remain unchanged, and the par value of each ordinary share is increased from US$0.0001 to US$0.002. As a result of the reverse stock split, each twenty pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split. Each shareholder was entitled to receive one ordinary share in lieu of the fractional share that would have resulted from the reverse stock split.

On November 18, 2022, the Company entered into a securities purchase agreement with certain investors, pursuant to which each of the investors agreed to purchase and the Company agreed to issue and sell to the investors, an aggregation of 3,480,000 ordinary shares (34,800 shares retrospectively adjusted for effect of reverse stock split on April 13, 2023 and September 25, 2023) of the Company at the subscription price of US$1.00 per share for the aggregated consideration of US$3,480,000.

On December 20, 2022, the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into an equity transfer agreement with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for RMB20 million. On December 20, 2022, the Company issued 4,660,129 ordinary shares (46,601 shares retrospectively adjusted for effect of reverse stock split on April 13, 2023 and September 25, 2023) at a fair value of $2,853,596 (par value of $9,320 and additional paid-in capital of $2,844,276).

On January 6, 2023, the Company entered into a securities purchase agreement with eleven investors, including two entities and nine individuals, pursuant to which the investors agreed to purchase an aggregate of 40,650,406 ordinary shares (406,504 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023 and September 25, 2023) of the Company for the purchase price of $0.492 per ordinary share, which is the average of the closing prices of the Company’s ordinary shares for the six consecutive trading days prior to January 3, 2023. The Company has received an aggregate of US$20 million proceeds in connection with the investment.

On January 27, 2023, the Company entered into a securities purchase agreement with certain investors, pursuant to which each of the investors agreed to purchase and the Company agreed to issue and sell to the investors an aggregate of 183,077,333 ordinary shares (1,830,773 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023 and September 25, 2023) at a purchase price of US$0.383 per ordinary share for the aggregate gross proceeds of US$70,118,618 before deducting offering expenses.

Reverse stock split

On April 12, 2023, the Company announced the effect of a one-for ten reverse stock split of its ordinary shares approved by the Company’s Annual General Meeting of Shareholders with the market effective on April 13, 2023, such that the par value of each ordinary share is increased from US$0.002 to US$0.02. As a result of the one-for-ten reverse stock split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The reserved amounts as determined pursuant to PRC statutory laws totaled $664,100 and $664,100 as of June 30, 2023 and 2022.

Dividends

Dividends declared by the Company are based on the distributable profits as reported in its statutory financial statements reported in accordance with PRC GAAP, which may differ from the results of operations reflected in the consolidated financial statements prepared in accordance with US GAAP. The Company’s ability to pay dividends is primarily from cash received from its operating activities in PRC. For the years ended June 30, 2023, 2022 and 2021, there were no Company dividend declared.